SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue		$ 751,888	$ 591,710	$ 502,917
United States [Member]
Segment Reporting Information [Line Items]
Revenue		393,355	312,816	253,811
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		6,784	6,302	7,416
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		45,751	41,297	35,530
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	173,203	130,745	120,382
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 132,795	$ 100,550	$ 85,778

[1]	Excluding United Kingdom and Israel